SCHEDULE OF TAX CREDIT PERIOD (Details) - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Taxation
Current year tax (credit)	$ (509,282)	$ (24,952)
Adjustments in respect of prior periods	(277,239)	(42)	(76,289)
Origination and reversal of timing differences
Total tax (credit) for the period	(786,521)	(24,994)	(76,289)
Loss before taxation	(6,045,372)	(3,378,501)	(1,620,347)
Loss charged at standard rate of corporation tax 19%	(1,181,337)	(641,915)	(307,866)
Tax losses arising in the year not recognized	524,870	660,594	340,114
Tax losses surrendered for Research and Development	667,335
Expenses not deductible for taxation	370,306		145
Tax increase from effect of capital allowances and depreciation	(3)	(334)	81
Research and Development tax claim	(509,282)	(43,432)
Research and Development enhanced expenditure	(377,187)
Research and Development tax credits claimed in respect of previous periods	(277,240)	(42)	(76,289)
Consolidation adjustment in relation to foreign exchange movements	(3,983)	135	(32,504)
Loans written off